Commitments and Contingencies - Fiscal Year Maturity (Footnotes) (Details) CAD in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015 MW	Dec. 31, 2017 CAD GWh lease contract agreement_renewal MW
Long-term Purchase Commitment [Line Items]
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
UNS Energy Corporation | Springerville Common Facilities
Long-term Purchase Commitment [Line Items]
Capital leases, undivided leased interest, percentage		32.20%
Number of leases | lease		2
Power
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 2,240
Power | FortisOntario
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 692
Power | FortisOntario | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145
Power | FortisOntario | Minimum
Long-term Purchase Commitment [Line Items]
Volume of energy required to be purchased (in GWh) | GWh		537
Power | FortisBC Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 482
Power | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 333
Amount of volume required (in mw) | MW	234
Long-term renewable PPA, term		20 years
Power | FortisBC Electric | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power | Maritime Electric
Long-term Purchase Commitment [Line Items]
Number of long-term take-or-pay contracts | contract		2
Power | Maritime Electric | Nuclear Generating Station
Long-term Purchase Commitment [Line Items]
Share of plant output, percentage		4.55%
Power | Payment guarantee | Maritime Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 511
WECA | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Long-term renewable PPA, term	40 years
Renewable Power
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 1,428
Renewable Power | TEP and UNS Electric, Inc
Long-term Purchase Commitment [Line Items]
Purchase commitment, percentage		100.00%
Take-or-pay contract | FortisOntario
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145
Renewable Energy Credit
Long-term Purchase Commitment [Line Items]
Purchase obligation		CAD 125